361° Absolute Alpha Fund
A series of the Investment Managers Series Trust

Supplement dated April 19, 2011 to the
Summary Prospectus dated January 20, 2011 and Prospectus dated December 31, 2010, as supplemented March 16, 2011

The last sentence of the legend on the cover of the Fund’s Summary Prospectus is deleted and replaced with the following:

The Fund’s Prospectus and Statement of Additional Information, both dated December 31, 2010, as supplemented March 16, 2011 and April 19, 2011, are incorporated by reference into this Summary Prospectus.

The following is added to the sub-section titled “Portfolio Managers” on page 6 of the Fund’s Summary Prospectus and page 8 of the statutory Prospectus:

Advisor	Portfolio Manager	Managed the Fund Since:

361º Capital, LLC	Jeremy Frank, Portfolio Manager	Since April 14, 2011.

The following is added to the sub-section titled “Portfolio Managers”in the “Management of the Fund” section on page 18 of the Fund’s statutory Prospectus:

Jeremy Frank is a portfolio manager and head of quantitative analysis at 361° since 2008. Mr. Frank has extensive investment industry experience centering on portfolio construction, manager due diligence, quantitative modeling and financial software development.  Prior to joining the Advisor, he was with HCE Solutions LLC, a consulting firm he founded in 2007.  Prior to HCE, Mr. Frank was a Senior Analyst at Innovest Portfolio Solutions LLC, a regional investment advisor where he was responsible for analyzing investment strategies with a focus on quantitative, fixed income and alternative strategies as well as derivative structures from 2006 to 2007.    Mr. Frank began his career as a quantitative analyst at 361º in 2003 and was responsible for hedge fund manager due diligence and risk analysis.  During his tenure at 361º, he developed the firm’s risk management software as well as a proprietary research database. Mr. Frank holds a B.A. in Business Administration from Northwest University and an M.S. in Finance from Boston College.

Please file this Prospectus Supplement with your records.

361° Absolute Alpha Fund
A series of the Investment Managers Series Trust

Supplement dated April 19, 2011 to the
Statement of Additional Information dated December 31, 2010, as supplemented March 16, 2011 (“SAI”)

The following is added to the sub-section titled “Portfolio Managers” beginning on page B-35 of the SAI:

Advisor

Jeremy Frank
			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	0	$--	0	$--
Other Pooled Investments	5	$60 million	0	$--
Other Accounts	8	$140 million	0	$--